Related-Party Transactions and Party-In-Interest Transactions (Details) - EBP 012 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments value	$ 1,914,699,122	$ 1,745,354,743
Company common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments value	4,707,943	$ 10,789,426
Dividend income	$ 333,471